Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010 Noncontrolling Interest ASC 320	Mar. 31, 2010 ASC 320	Mar. 31, 2011 Noncontrolling Interest	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2010 Available-for-sale securities	Mar. 31, 2009 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities Equity securities	Mar. 31, 2011 Available-for-sale securities Debt securities	Mar. 31, 2011 Equity securities	Mar. 31, 2010 Equity securities	Mar. 31, 2011 Orico	Sep. 22, 2010 Orico
Gain (Loss) on Investments [Line Items]
Adoption of FASB accounting change				¥ 7,527	¥ (99,910)	¥ (366)
Adoption of FASB accounting change, pre-tax					141,212
Adoption of FASB accounting change, tax					33,775
Available-for-sale securities, other-than-temporary impairment losses							77,042	92,497	462,909	64,648	12,394
Available-for-sale securities, gross realized gains on sales	194,908	248,254	212,500
Available-for-sale securities, gross realized losses on sales	40,376	26,492	120,324
Equity method Investments, carrying value	172,326	184,555										15,420	5,057
Equity method Investments, aggregated market values												¥ 20,398	¥ 7,695
Percentage of proportionate share to the total outstanding common shares														25.70%	27.10%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted														58.00%